UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one):     [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Marvin & Palmer Associates, Inc.
Address:        1201 N. Market Street
                Suite 2300
                Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley          Wilmington, Delaware              May 12, 2000


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    145

Form 13F Information Table Value Total:    $2,866,943
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.        Form 13F File Number         Name

  1          [File Number Pending]        Atlas Asset Management, Inc
  2          28-7164                      Bear Stearns Asset Management Inc.
  3          28-551                       U.S. Bancorp




                         Form 13F INFORMATION TABLE



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           Column 1             Column 2    Column 3    Column 4     Column 5    Column 6     Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of     CUSIP       VALUE       SHRS OR    INVESTMENT     OTHER       VOTING AUTHORITY
                                 Class                   (x$1000)     SH/PUT/    DISCRETION    MANAGERS        SOLE SHARED
                                                                      PRN AMT                                    NONE
                                                                      PRN CALL
-----------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                  COM         00826T108       18,629      125,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
724 Solutions Inc               COM         81788Q100          311        2,500  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
724 Solutions Inc               COM         81788Q100        2,751       22,100  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
724 Solutions Inc               COM         81788Q100       18,575      149,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd                      COM         G02602103        9,823      133,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd                      COM         G02602103           81        1,100  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd                      COM         G02602103          759       10,300  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
America Online                  COM         02364J104       10,269      152,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
American Power Conversion       COM         029066107        9,467      220,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM         031162100       82,034    1,336,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Ariba Inc                       COM         04033V104       22,325      106,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Asiainfo Holdings               COM         04518A104          847       14,000  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
ASM International - ADR         ADR         N07045102        2,233       77,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding         COM         N07059111        1,788       16,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                   COM         111320107       42,042      173,100  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Brocade Communications          COM         111621108       21,607      120,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Charles Schwab                  COM         808513105       28,230      496,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Chartered Semiconductor - ADR   ADR         16133R106        1,998       21,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Chartered Semiconductor - ADR   ADR         16133R106          170        1,800  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104      105,101      614,400  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104          257        1,500  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104          838        4,900  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104       12,505       73,100  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR      ADR         169428109       49,453      279,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR      ADR         169428109        1,205        6,800  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR      ADR         169428109        3,155       17,800  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation         COM         G2108N109       14,232      175,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation         COM         G2108N109          105        1,300  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Chinadotcom Corporation         COM         G2108N109          932       11,500  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   COM         17275R102      150,661    1,948,726  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                 COM         172967101       56,467      952,030  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Colt Telecom Group Spons ADR    ADR         196877104        3,008       15,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Commerce One Inc.               COM         200693109       12,880       86,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Computer Associates Intl        COM         204912109        5,694       96,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.        COM         205862402       14,033       74,250  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.        COM         205862402          123          650  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.        COM         205862402        1,200        6,350  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Ebay Inc                        COM         278642103       18,058      102,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
EMC Corp                        COM         268648102       21,618      172,944  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400      432,175    4,606,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400        6,642       70,800  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400        3,584       38,200  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400       41,662      444,100  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc       COM         302088109       43,457      309,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Gap Stores                      COM         364760108       19,333      388,125  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Genentech Inc                   COM         368710406       15,778      103,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
General Electric Company        COM         369604103          372        2,400  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Gigamedia Limited               COM         Y2711Y104        8,995      165,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Gigamedia Limited               COM         Y2711Y104           60        1,100  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Gigamedia Limited               COM         Y2711Y104          564       10,400  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome ADR              ADR         37733W105          573       10,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         COM         38141G104       42,428      403,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global     GDS         40049J206       74,059    1,089,100  Sole                          Sole
GDS
-----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global     GDS         40049J206          265        3,900  Defined                     1 Sole
GDS
-----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global     GDS         40049J206          306        4,500  Defined                     2 Sole
GDS
-----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global     GDS         40049J206        7,324      107,700  Defined                     3 Sole
GDS
-----------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                  COM         437076102       11,141      172,729  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.      COM         449370105       13,450      136,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Immunex Corp                    COM         452528102       50,236      791,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc.           COM         45337C102        6,811       77,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR      ADR         456788108       23,855      123,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR      ADR         456788108          154          800  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR      ADR         456788108        1,505        7,800  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Inktomi Corp                    COM         457277101       25,838      132,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Intel Corp                      COM         458140100       60,137      455,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Internet Cap                    COM         46059C106       17,792      197,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR       ADR         46059T109       28,667      411,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR       ADR         46059T109        1,249       17,900  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR       ADR         46059T109          279        4,000  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Internet Initiative - ADR       ADR         46059T109        3,453       49,500  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp               COM         46612J101       36,976      306,692  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc            COM         48203R104       52,713      200,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR             ADR         50063P103        9,485      216,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR             ADR         50063P103          105        2,400  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR             ADR         50063P103          608       13,900  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM         524901105       10,510      243,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc    COM         524908100       14,249      146,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company          COM         543213102        1,642      111,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                  COM         584699102       17,883      102,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Medtronics                      COM         585055106       18,518      360,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.       COM         590188108       42,525      405,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  COM         594918104          106        1,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
MIH Ltd                         COM         G6116R101        4,484       73,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
MIH Ltd                         COM         G6116R101           49          800  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
MIH Ltd                         COM         G6116R101          342        5,600  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals      COM         599902103       10,273       79,100  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Millipore Corp                  COM         601073109       11,090      196,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Morgan St  Dean Witter & Co     COM         617446448       68,806      843,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A     COM         65332V103       42,637      287,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Nokia Corp - ADR                ADR         654902204        3,411       15,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656569100      103,270      819,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656569100        1,273       10,100  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656569100       14,641      116,200  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              COM         68389X105       32,817      420,392  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
P Acucar Cbd - ADR              ADR         20440T201          815       22,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Pe Corp-Celera Genomics Grp     COM         69332S201          311        3,400  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Phone.Com Inc                   COM         71920Q100        3,817       23,400  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
PMC Sierra                      COM         69344F106      100,927      495,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
PMC Sierra                      COM         69344F106        1,222        6,000  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
PMC Sierra                      COM         69344F106       13,362       65,600  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107       13,573       99,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107          272        2,000  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107          136        1,000  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107        1,686       12,400  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                    COM         747525103       17,440      116,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Research In Motion              COM         760975102       62,260      584,600  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Research In Motion              COM         760975102          756        7,100  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
Research In Motion              COM         760975102        8,371       78,600  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                ADR         778529107        3,256      137,100  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                ADR         778529107           31        1,300  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                ADR         778529107          276       11,600  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR          ADR         804099109       14,709      274,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR          ADR         804099109          129        2,400  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Satyam Infoway Ltd ADR          ADR         804099109        1,073       20,000  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108       40,710    1,043,836  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108          331        8,494  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108        2,494       63,947  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Sony Corp - ADR                 ADR         835699307        2,157        7,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Sycamore Networks Inc           COM         871206108       19,802      153,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100       14,546      255,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100           29          500  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100          222        3,900  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
TD Waterhouse Group             COM         872362108       21,463      858,500  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
TD Waterhouse Group             COM         872362108          305       12,200  Defined                     2 Sole
-----------------------------------------------------------------------------------------------------------------------------
TD Waterhouse Group             COM         872362108        3,363      134,500  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR              ADR         879287308       47,601      318,000  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR              ADR         879287308          344        2,300  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR              ADR         879287308        2,305       15,400  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR    ADR         879239101        8,724      107,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR    ADR         879239101           89        1,100  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telecentro Sul Participa ADR    ADR         879239101          753        9,300  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780       50,277      750,400  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780          322        4,800  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780        2,586       38,600  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc           COM         882508104       72,887      455,545  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Time Warner                     COM         887315109       12,580      125,800  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc - ADR           ADR         89486M107        1,593       91,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc - ADR           ADR         89486M107          348       20,000  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR         90458E107        2,486       78,300  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR         90458E107           22          700  Defined                     1 Sole
-----------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR         90458E107          206        6,500  Defined                     3 Sole
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications        COM         914906102       15,334      135,700  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp           COM         923436109       36,447      278,225  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc             COM         931142103       20,158      363,200  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                      COM         984332106       56,022      326,900  Sole                          Sole
-----------------------------------------------------------------------------------------------------------------------------